Reserves - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 03, 2019 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Apr. 24, 2018	Mar. 06, 2018	Feb. 27, 2018
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees			$ 500,000		$ 3,200,000
Percentage of equity interests acquired							100.00%
Deferred contingent payment			$ 0		77,628,000	$ 77,628,000
Weighted average outstanding maturity period (years)			2 years 2 months 5 days	2 years 2 months 5 days
Weighted average exercise price (dollars per share) | $ / shares				$ 22.18		$ 23.23
Compensation cost not yet recognized			$ 0
Dividends declared				$ 0
Minimum
Disclosure of reserves within equity [line items]
Outstanding stock option exercisable price per share (dollars per share) | $ / shares				$ 4.2
Maximum
Disclosure of reserves within equity [line items]
Outstanding stock option exercisable price per share (dollars per share) | $ / shares				$ 35.3
RSUs
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees			6,300,000		2,100,000
Compensation cost not yet recognized			8,300,000
PSUs
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees			10,800,000		4,900,000
Compensation cost not yet recognized			$ 27,100,000
PSUs | Minimum
Disclosure of reserves within equity [line items]
Additional percentage of target, preferred shares that can be issued			0.00%	0.00%
PSUs | Maximum
Disclosure of reserves within equity [line items]
Additional percentage of target, preferred shares that can be issued			100.00%	100.00%
DSUs
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees			$ 1,200,000		$ 2,600,000
Compensation cost not yet recognized			$ 500,000
BetEasy
Disclosure of reserves within equity [line items]
Percentage of equity interests acquired					18.00%	18.00%	18.00%	80.00%	62.00%
Proportion of ownership interests held by non-controlling interests	20.00%
Deferred contingent payment	$ 100
William Hill Australia
Disclosure of reserves within equity [line items]
Percentage of equity interests acquired							100.00%
Forecast | BetEasy
Disclosure of reserves within equity [line items]
Percentage of equity interests acquired		20.00%	20.00%
Proportion of ownership interests held by non-controlling interests		20.00%
Deferred contingent payment		$ 151
Term to acquire remaining interest		90 days